Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 13,978,454	$ 9,444,056
Subsequent collection	$ 2,449,618
Percentage of subsequent collection	17.50%
Less: Allowance for accounts receivable	$ (1,595,831)	(741,753)	$ (803,170)
Accounts receivable, net	12,382,623	$ 8,702,303
Less than half year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	9,185,114
Subsequent collection	$ 626,493
Percentage of subsequent collection	6.80%
half year to 1 year [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 669,224
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%
1 year to 1.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 2,944,661
Subsequent collection	$ 1,680,928
Percentage of subsequent collection	57.10%
1.5 years to 2 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 1,015,470
Subsequent collection	$ 140,511
Percentage of subsequent collection	13.80%
2 years to 2.5 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 0
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%
2.5 year to 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 39,501
Subsequent collection	$ 0
Percentage of subsequent collection	0.00%
over 3 years [Member]
Accounts Receivable, Net - Schedule of Accounts Receivable by Aging Bucket (Details) [Line Items]
Balance	$ 124,484
Subsequent collection	$ 1,686
Percentage of subsequent collection	1.40%